UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22885

(Investment Company Act file number)

Broadview Funds Trust

(Exact name of registrant as specified in charter)

330 East Kilbourn Avenue, Suite 1475

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

(414) 918-3900

(Registrant’s telephone number)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: November 26 - December 31, 2013

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
BROADVIEW OPPORTUNITY FUND	December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (84.6%)
CONSUMER DISCRETIONARY (14.0%)
Consumer Durables & Apparel
Black Diamond, Inc.(a)	691,765	$9,221,228
Brunswick Corp.	98,800	4,550,728
Callaway Golf Co.	495,449	4,176,635
Fifth & Pacific Companies, Inc.(a)	610,628	19,582,840
Tumi Holdings, Inc.(a)	395,300	8,914,015
Vince Holding Corp.(a)	8,900	272,963
Winnebago Industries, Inc.(a)	390,736	10,725,703

		57,444,112

Consumer Services
Royal Caribbean Cruises Ltd.	211,500	10,029,330

Media
The Interpublic Group of Companies, Inc.	500,100	8,851,770
MDC Partners, Inc. - Class A	1,452,583	37,055,392
National CineMedia, Inc.	603,425	12,044,363

		57,951,525

Retailing
Hibbett Sports, Inc.(a)	78,900	5,302,869
Urban Outfitters, Inc.(a)	113,023	4,193,153

		9,496,022

ENERGY (2.9%)
Capital Goods
Chicago Bridge & Iron Co. N.V.	138,000	11,473,320

Energy
Rowan Companies PLC - Class A(a)	248,500	8,786,960
Whiting Petroleum Corp.(a)	117,831	7,290,204

		16,077,164

FINANCIALS (7.2%)
Banks
Associated Banc-Corp.	81,786	1,423,077
CoBiz Financial, Inc.	534,669	6,394,641
Columbia Banking System, Inc.	125,838	3,461,803
First Midwest Bancorp, Inc.	418,400	7,334,552
Hancock Holding Co.	270,100	9,907,268
Zions Bancorporation	644,600	19,312,216

		47,833,557

Insurance
Arthur J. Gallagher & Co.	46,775	2,195,151
Essent Group Ltd.(a)	111,075	2,672,464
MGIC Investment Corp.(a)	1,667,075	14,070,113
Reinsurance Group of America, Inc.	33,400	2,585,494

		21,523,222

HEALTH CARE (12.1%)
Health Care Equipment & Services
Align Technology, Inc.(a)	148,750	8,501,063
Edwards Lifesciences Corp.(a)	192,800	12,678,528
HealthSouth Corp.	370,401	12,341,761
MedAssets, Inc.(a)	989,317	19,618,156
NxStage Medical, Inc.(a)	1,466,525	14,665,250
Omnicare, Inc.	266,500	16,085,940
PAREXEL International Corp.(a)	123,206	5,566,447
Universal Health Services, Inc. - Class B	171,400	13,927,964

		103,385,109

Pharmaceuticals, Biotechnology & Life Sciences
Meridian Bioscience, Inc.	500,560	13,279,857

	Shares	Value
COMMON STOCKS (continued)
INDUSTRIALS (24.1%)
Automobiles & Components
Gentex Corp.	545,900	$18,009,241
Modine Manufacturing Co.(a)	664,449	8,518,236

		26,527,477

Capital Goods
B/E Aerospace, Inc.(a)	112,800	9,816,984
Crane Co.	169,200	11,378,700
Douglas Dynamics, Inc.	388,018	6,526,463
Dynamic Materials Corp.	394,894	8,584,995
Foster Wheeler AG(a)	121,409	4,008,925
Hexcel Corp.(a)	645,929	28,866,567
Kennametal, Inc.	244,500	12,731,115
Masco Corp.	904,500	20,595,465
MasTec, Inc.(a)	146,800	4,803,296
Regal-Beloit Corp.	123,150	9,078,618
Stock Building Supply Holdings, Inc.(a)	403,651	7,354,521
Terex Corp.	325,000	13,646,750
Triumph Group, Inc.	127,100	9,668,497
Twin Disc, Inc.	242,667	6,282,649

		153,343,545

Commercial Services & Supplies
Kforce, Inc.	411,200	8,413,152
Robert Half International, Inc.	261,043	10,961,196

		19,374,348

Diversified Financials
Mobile Mini, Inc.(a)	529,737	21,814,570

Transportation
UTi Worldwide, Inc.	618,325	10,857,787

INFORMATION TECHNOLOGY (16.8%)
Retailing
Arrow Electronics, Inc.(a)	213,292	11,571,091
ScanSource, Inc.(a)	67,336	2,857,067

		14,428,158

Semiconductors & Semiconductor Equipment
MKS Instruments, Inc.	400,600	11,993,964
Power Integrations, Inc.	36,706	2,048,929
Veeco Instruments, Inc.(a)	304,100	10,007,931

		24,050,824

Software & Services
Aspen Technology, Inc.(a)	55,702	2,328,344
Informatica Corp.(a)	547,200	22,708,800
PTC, Inc.(a)	657,519	23,269,597
Qlik Technologies, Inc.(a)	278,900	7,427,107
Quality Systems, Inc.	476,604	10,037,280
SciQuest, Inc.(a)	99,700	2,839,456
TIBCO Software, Inc.(a)	680,700	15,302,136

		83,912,720

Technology Hardware & Equipment
Ciena Corp.(a)	211,700	5,065,981
F5 Networks, Inc.(a)	168,202	15,282,834
Fortinet, Inc.(a)	585,600	11,202,528
Vocera Communications, Inc.(a)	462,482	7,219,344

		38,770,687

MATERIALS (7.5%)
Materials
Celanese Corp. - Series A	281,850	15,589,123
Polypore International, Inc.(a)	249,872	9,720,021
Rockwood Holdings, Inc.	179,068	12,878,571
Sealed Air Corp.	345,300	11,757,465
U.S. Silica Holdings, Inc.	258,073	8,802,870

	Principal/Shares	Value
COMMON STOCKS (continued)
MATERIALS (continued)
Vulcan Materials Co.	229,300	$13,625,006

		72,373,056

TOTAL COMMON STOCKS (COST $570,510,391)		813,946,390

SHORT TERM INVESTMENTS (13.6%)

COMMERICAL PAPER (4.2%)
Abbey National North America LLC, 0.086%, 01/03/2014(b)	20,000,000	19,999,911
Bank of Tokyo - Mitsubishi UFJ Ltd. of New York, 0.097%, 01/02/2014(b)	20,000,000	19,999,950

		39,999,861

MONEY MARKET FUND (9.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 7 Day Yield 0.040%	90,478,417	90,478,417

TOTAL SHORT TERM INVESTMENTS (COST $130,478,278)		130,478,278

TOTAL INVESTMENTS (98.2%) (COST $700,988,669)		944,424,668

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (1.8%)		17,379,616

NET ASSETS 100.0%		$961,804,284

(a) Non-income producing security.

(b) Rate shown represents the bond equivalent yield to maturity at date of purchase.

Common Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

LLC - Limited Liability Company.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

See Notes to Quarterly Schedule of Investments

Broadview Opportunity Fund	Notes to Quarterly Schedule of Investments
December 31,2013 (Unaudited)

1. ORGANIZATION

The Broadview Funds Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 9, 2013 as a Delaware statutory trust. The Trust currently offers one class of shares, of the Broadview Opportunity Fund (the “Fund”).The Fund is a diversified portfolio with an investment objective to seek capital appreciation. Broadview Advisors, LLC (the “Adviser”), a Wisconsin limited liability company, serves as the investment adviser for the Fund.

Pursuant to an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and FMI Funds, Inc., on behalf of the FMI Focus Fund (the “Predecessor Fund’). On November 29, 2013 (the “Reorganization”), the Fund acquired all of the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund. The Fund is a newly formed series of the Trust and had no operations prior to the Reorganization. The Predecessor Fund commenced operations on December 16, 1996 and was a series of FMI Funds, Inc., a registered open-end investment company that commenced operations on December 12, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00p.m., Eastern Time). Equity securities including common stocks that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the mean between the bid and the ask prices. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in a particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities; (b) securities of an issuer that has entered into a restructuring; and (c) securities whose trading has been halted or suspended.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 —

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31,2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2013:

Broadview Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$813,946,390	$–	$–	$813,946,390
Short Term Investments
Commercial Paper	-	39,999,861	–	39,999,861
Money Market Fund	90,478,417	–	–	90,478,417
Total	$904,424,807	$39,999,861	$–	$944,424,668

*	See Schedule of Investments for industry classifications.

There were no transfers between Levels 1 and 2 during the period ended December 31, 2013. For the period ended December 31, 2013, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. There have been no significant changes to the Fund’s fair value methodology.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at December 31, 2013 is as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Broadview Opportunity Fund	$702,735,595	$247,620,245	$(5,931,172)	$241,689,073

The difference between book basis and tax basis net unrealized appreciation for the Broadview Opportunity Fund is attributable to wash sales.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Broadview Funds Trust

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	February 28, 2014

By:	/s/ Aaron J. Garcia
Aaron J. Garcia, Chief Financial Officer
(Principal Financial Officer)
Date:	February 28, 2014